Summary of significant accounting policies (Finance Receivables 90 Days or More Past Due and Accruing) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables past due over 90 days and still accruing	¥ 29,819	¥ 30,142
Retail Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables past due over 90 days and still accruing	26,007	26,616
Finance Lease Receivables Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance receivables past due over 90 days and still accruing	¥ 3,812	¥ 3,526